Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2045 Fund
December 31, 2025
Z45-NPRT3-0226
1.9884247.108
Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,033	7,829
Fidelity Series Corporate Bond Fund (a)	14,623	138,629
Fidelity Series Government Bond Index Fund (a)	25,558	235,643
Fidelity Series International Credit Fund (a)	7	58
Fidelity Series International Developed Markets Bond Index Fund (a)	19,493	165,301
Fidelity Series Investment Grade Bond Fund (a)	21,403	218,099
Fidelity Series Investment Grade Securitized Fund (a)	14,354	131,054
Fidelity Series Long-Term Treasury Bond Index Fund (a)	939,689	5,064,922
TOTAL BOND FUNDS (Cost $6,122,856)		5,961,535

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	424,158	9,747,156
Fidelity Series Commodity Strategy Fund (a)	3,971	384,154
Fidelity Series Large Cap Growth Index Fund (a)	209,573	6,249,481
Fidelity Series Large Cap Stock Fund (a)	240,413	6,419,040
Fidelity Series Large Cap Value Index Fund (a)	645,625	11,769,738
Fidelity Series Small Cap Core Fund (a)	149,790	2,025,159
Fidelity Series Small Cap Opportunities Fund (a)	71,843	1,165,293
Fidelity Series Value Discovery Fund (a)	247,466	4,214,346
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,546,446)		41,974,367

International Equity Funds - 39.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	147,455	2,912,235
Fidelity Series Emerging Markets Fund (a)	170,660	2,003,548
Fidelity Series Emerging Markets Opportunities Fund (a)	324,963	8,010,330
Fidelity Series International Growth Fund (a)	287,371	5,491,667
Fidelity Series International Index Fund (a)	137,445	2,076,795
Fidelity Series International Small Cap Fund (a)	54,219	969,970
Fidelity Series International Value Fund (a)	354,125	5,524,355
Fidelity Series Overseas Fund (a)	368,045	5,494,907
Fidelity Series Select International Small Cap Fund (a)	5,039	69,637
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,919,458)		32,553,444

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $930,995)	93,528	931,544

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $186,774)	3.84	186,774	186,774

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $59,706,529)	81,607,664
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	81,607,664

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,794	2,708	1,514	322	(3)	(156)	7,829	1,033
Fidelity Series Blue Chip Growth Fund	8,032,849	1,855,347	2,721,105	367,913	167,290	2,412,775	9,747,156	424,158
Fidelity Series Canada Fund	2,052,027	959,382	574,348	58,466	5,836	469,338	2,912,235	147,455
Fidelity Series Commodity Strategy Fund	-	382,634	1,099	356	(19)	2,638	384,154	3,971
Fidelity Series Corporate Bond Fund	5,269	250,175	116,339	1,268	228	(704)	138,629	14,623
Fidelity Series Emerging Markets Fund	1,735,262	529,550	733,509	48,349	38,232	434,013	2,003,548	170,660
Fidelity Series Emerging Markets Opportunities Fund	6,944,992	2,086,458	2,944,381	200,990	197,329	1,725,932	8,010,330	324,963
Fidelity Series Government Bond Index Fund	8,552	427,919	199,569	1,679	296	(1,555)	235,643	25,558
Fidelity Series Government Money Market Fund	-	887,078	700,304	8,259	-	-	186,774	186,774
Fidelity Series International Credit Fund	55	3	-	3	-	-	58	7
Fidelity Series International Developed Markets Bond Index Fund	-	211,321	43,378	2,913	461	(3,103)	165,301	19,493
Fidelity Series International Growth Fund	4,813,918	1,400,065	1,121,990	429,388	59,411	340,263	5,491,667	287,371
Fidelity Series International Index Fund	1,824,205	449,435	543,792	68,735	58,003	288,944	2,076,795	137,445
Fidelity Series International Small Cap Fund	891,693	278,852	274,468	128,684	20,999	52,894	969,970	54,219
Fidelity Series International Value Fund	4,782,926	1,590,466	1,654,389	553,122	278,306	527,046	5,524,355	354,125
Fidelity Series Investment Grade Bond Fund	8,117	396,554	185,251	1,756	15	(1,336)	218,099	21,403
Fidelity Series Investment Grade Securitized Fund	5,097	237,679	111,741	1,132	271	(252)	131,054	14,354
Fidelity Series Large Cap Growth Index Fund	5,167,574	1,128,511	1,567,229	59,388	211,938	1,308,687	6,249,481	209,573
Fidelity Series Large Cap Stock Fund	4,771,068	2,050,887	1,333,987	572,587	37,008	894,064	6,419,040	240,413
Fidelity Series Large Cap Value Index Fund	9,817,172	3,506,096	2,605,965	394,134	36,065	1,016,370	11,769,738	645,625
Fidelity Series Long-Term Treasury Bond Index Fund	4,652,382	1,781,170	1,274,280	138,784	(165,597)	71,247	5,064,922	939,689
Fidelity Series Overseas Fund	4,791,314	1,647,047	1,185,559	452,503	52,573	189,532	5,494,907	368,045
Fidelity Series Select International Small Cap Fund	12,261	47,489	333	2,017	(1)	10,221	69,637	5,039
Fidelity Series Small Cap Core Fund	2,253,742	252,953	1,026,115	16,415	44,242	500,337	2,025,159	149,790
Fidelity Series Small Cap Opportunities Fund	1,002,223	203,067	260,374	52,231	21,995	198,382	1,165,293	71,843
Fidelity Series Treasury Bill Index Fund	-	2,347,530	1,416,719	20,345	184	549	931,544	93,528
Fidelity Series Value Discovery Fund	3,523,515	1,334,375	983,962	230,716	30,881	309,537	4,214,346	247,466
	67,103,007	26,244,751	23,581,700	3,812,455	1,095,943	10,745,663	81,607,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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